Quarterly Holdings Report
for

Fidelity® Global High Income Fund

July 31, 2021

GHI-QTLY-0921
1.926256.110

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.9%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$115,950
3.375% 8/15/26		257,000	263,425
			379,375
Consumer Products - 0.1%
Just Eat Takeaway.com NV 0.625% 2/9/28 (Reg. S)	EUR	100,000	109,835
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		44,270	147,862
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		25,587	94,416
			242,278
Technology - 0.1%
ams AG 2.125% 11/3/27 (Reg. S)	EUR	100,000	113,978
Telecommunications - 0.2%
Cellnex Telecom SA 0.75% 11/20/31 (Reg. S)	EUR	100,000	116,846
Telecom Italia SpA 1.125% 3/26/22 (Reg. S)	EUR	100,000	118,981
			235,827

TOTAL CONVERTIBLE BONDS			1,081,293

Nonconvertible Bonds - 79.3%
Aerospace - 1.7%
Allegheny Technologies, Inc. 5.875% 12/1/27		70,000	73,004
Bombardier, Inc.:
7.125% 6/15/26 (d)		100,000	103,750
7.5% 12/1/24 (d)		96,000	99,720
7.5% 3/15/25 (d)		160,000	163,026
7.875% 4/15/27 (d)		260,000	269,430
Embraer Netherlands Finance BV 5.05% 6/15/25		75,000	78,615
Moog, Inc. 4.25% 12/15/27 (d)		20,000	20,625
Rolls-Royce PLC:
4.625% 2/16/26 (Reg. S)	EUR	100,000	128,856
5.75% 10/15/27 (d)		55,000	60,019
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	210,900
TransDigm, Inc.:
4.875% 5/1/29 (d)		200,000	200,316
5.5% 11/15/27		335,000	345,888
7.5% 3/15/27		200,000	211,860
Wolverine Escrow LLC 8.5% 11/15/24 (d)		45,000	43,690
			2,009,699
Air Transportation - 1.2%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		200,000	165,563
Air Canada 3.875% 8/15/26 (d)(f)		135,000	135,324
Air France KLM 3.875% 7/1/26 (Reg. S)	EUR	100,000	116,384
Azul Investments LLP:
5.875% 10/26/24 (d)		200,000	187,850
7.25% 6/15/26 (d)		200,000	187,405
Deutsche Lufthansa AG 3.5% 7/14/29 (Reg. S)	EUR	200,000	240,216
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		55,000	57,653
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		55,000	59,881
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		38,896	43,661
United Airlines, Inc.:
4.375% 4/15/26 (d)		80,000	82,310
4.625% 4/15/29 (d)		80,000	82,300
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	67,565
			1,426,112
Automotive - 0.2%
Ford Motor Credit Co. LLC 3.625% 6/17/31		200,000	207,250
Automotive & Auto Parts - 1.4%
Dana, Inc. 4.25% 9/1/30		40,000	41,564
Faurecia SA 3.75% 6/15/28 (Reg. S)	EUR	105,000	131,228
Ford Motor Co.:
9% 4/22/25		120,000	147,714
9.625% 4/22/30		40,000	57,750
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	50,060
3.087% 1/9/23		200,000	203,562
3.25% 9/15/25	EUR	100,000	128,659
3.375% 11/13/25		35,000	36,540
4% 11/13/30		195,000	206,213
5.125% 6/16/25		170,000	187,213
5.875% 8/2/21		115,000	115,000
Jaguar Land Rover Automotive PLC 5.875% 11/15/24 (Reg. S)	EUR	100,000	128,117
LCM Investments Holdings 4.875% 5/1/29 (d)		70,000	71,633
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		45,000	46,437
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		20,000	20,678
The Goodyear Tire & Rubber Co. 5% 7/15/29 (d)		75,000	78,898
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	48,375
			1,699,641
Banks & Thrifts - 2.9%
Ally Financial, Inc.:
8% 11/1/31		155,000	221,343
8% 11/1/31		868,000	1,262,282
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (g)	EUR	100,000	96,735
Banco de Credito Social Cooperativo SA 5.25% 11/27/31 (Reg. S) (g)	EUR	200,000	243,774
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		150,000	156,966
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	138,365
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		25,000	26,475
Biz Finance PLC 9.625% 4/27/22 (d)		25,000	25,669
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	238,750
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		250,000	259,375
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		200,000	211,063
Industrial Senior Trust 5.5% 11/1/22 (d)		200,000	207,250
Mongolian Mortgage Corp. HFC LLC 8.85% 2/8/24 (Reg. S)		200,000	194,563
TBC Bank JSC 5.75% 6/19/24 (d)		200,000	215,813
			3,498,423
Broadcasting - 1.8%
AMC Networks, Inc. 4.75% 8/1/25		125,000	128,123
Cable Onda SA 4.5% 1/30/30 (d)		200,000	210,600
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		75,000	77,855
7.75% 4/15/28 (d)		35,000	36,499
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	40,600
Entercom Media Corp.:
6.5% 5/1/27 (d)		40,000	41,200
6.75% 3/31/29 (d)		45,000	45,895
Netflix, Inc.:
3.875% 11/15/29 (Reg. S)	EUR	200,000	289,086
5.875% 11/15/28		140,000	173,950
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	79,290
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		50,000	50,019
5.375% 1/15/31 (d)		25,000	24,938
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	62,100
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		115,000	118,643
4.125% 7/1/30 (d)		75,000	77,376
4.625% 7/15/24 (d)		325,000	332,719
5% 8/1/27 (d)		65,000	67,925
Tegna, Inc. 5% 9/15/29		85,000	88,825
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		200,000	97,788
Univision Communications, Inc. 6.625% 6/1/27 (d)		110,000	118,284
			2,161,715
Building Materials - 0.8%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		315,000	328,766
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (d)(g)		70,000	70,366
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	219,250
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (d)		60,000	60,600
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	120,998
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		55,000	56,100
6.125% 7/1/29 (d)		30,000	30,665
Victors Merger Corp. 6.375% 5/15/29 (d)		100,000	100,500
			987,245
Cable/Satellite TV - 3.8%
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	222,904
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		100,000	103,177
4.5% 8/15/30 (d)		195,000	204,750
4.5% 6/1/33 (d)		120,000	124,920
4.75% 3/1/30 (d)		290,000	307,386
5.125% 5/1/27 (d)		725,000	758,531
5.75% 2/15/26 (d)		33,000	34,122
CSC Holdings LLC:
3.375% 2/15/31 (d)		175,000	166,250
4.5% 11/15/31 (d)		65,000	65,488
4.625% 12/1/30 (d)		75,000	73,875
5% 11/15/31 (d)		65,000	65,432
5.375% 2/1/28 (d)		165,000	174,294
5.5% 4/15/27 (d)		115,000	120,313
5.75% 1/15/30 (d)		100,000	104,219
6.5% 2/1/29 (d)		165,000	181,982
7.5% 4/1/28 (d)		230,000	250,848
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 8/15/27 (d)(f)		180,000	186,102
DISH DBS Corp.:
5% 3/15/23		250,000	260,313
7.75% 7/1/26		185,000	211,131
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	155,252
6.5% 9/15/28 (d)		110,000	114,310
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	121,272
Virgin Media Secured Finance PLC 5.5% 5/15/29 (d)		170,000	181,603
Ziggo Bond Co. BV:
3.375% 2/28/30 (Reg. S)	EUR	100,000	118,015
5.125% 2/28/30 (d)		35,000	35,963
6% 1/15/27 (d)		160,000	166,013
Ziggo BV:
4.25% 1/15/27 (Reg. S)	EUR	80,000	97,978
4.875% 1/15/30 (d)		50,000	51,575
			4,658,018
Capital Goods - 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	100,000	126,194
Chemicals - 3.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43		65,000	80,064
5.15% 3/15/34		100,000	124,000
5.375% 3/15/44		200,000	257,200
Consolidated Energy Finance SA:
6.5% 5/15/26 (d)		185,000	187,081
6.875% 6/15/25 (d)		200,000	203,010
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	241,058
CVR Partners LP 6.125% 6/15/28 (d)		90,000	93,713
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (d)		200,000	203,194
3.375% 5/12/26 (Reg. S)		200,000	203,194
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		50,000	51,313
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	119,681
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		35,000	35,875
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		10,000	10,140
7% 12/31/27 (d)		15,000	14,659
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	223,600
NOVA Chemicals Corp. 4.25% 5/15/29 (d)		75,000	75,871
OCI NV 5.25% 11/1/24 (d)		93,000	95,497
OCP SA:
3.75% 6/23/31 (d)		200,000	202,563
4.5% 10/22/25 (d)		200,000	216,460
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	204,050
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		70,000	69,913
6.625% 5/1/29 (d)		45,000	44,550
The Chemours Co. LLC:
5.375% 5/15/27		240,000	260,400
5.75% 11/15/28 (d)		245,000	260,006
7% 5/15/25		130,000	134,225
Tronox, Inc. 4.625% 3/15/29 (d)		55,000	55,894
Valvoline, Inc. 4.25% 2/15/30 (d)		45,000	46,744
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		70,000	73,938
			3,787,893
Consumer Products - 1.5%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		200,000	199,913
Central Garden & Pet Co. 4.125% 10/15/30		35,000	36,094
Coty, Inc. 3.875% 4/15/26 (Reg. S)	EUR	188,000	223,851
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		45,000	44,438
5.875% 4/1/29 (d)		45,000	44,804
Kernel Holding SA 6.75% 10/27/27 (d)		100,000	107,050
Mattel, Inc.:
3.375% 4/1/26 (d)		20,000	20,804
3.75% 4/1/29 (d)		20,000	21,136
Meituan 2.125% 10/28/25 (d)		200,000	194,150
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		65,000	67,275
7.875% 5/1/29 (d)		95,000	98,563
Natura Cosmeticos SA 4.125% 5/3/28 (d)		200,000	204,850
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		75,000	82,220
Prosus NV 4.027% 8/3/50 (d)		200,000	191,500
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		40,000	40,027
Tempur Sealy International, Inc. 4% 4/15/29 (d)		60,000	61,500
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		40,000	40,197
TKC Holdings, Inc. 10.5% 5/15/29 (d)		75,000	80,455
TripAdvisor, Inc. 7% 7/15/25 (d)		35,000	37,294
			1,796,121
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		70,000	73,843
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (d)		150,000	153,165
6% 2/15/25 (d)		50,000	51,550
Ball Corp. 4.875% 3/15/26		85,000	94,988
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	42,124
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)		35,000	35,521
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	31,988
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)		20,000	20,414
Schoeller Packaging BV 6.375% 11/1/24 (Reg. S)	EUR	100,000	123,039
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	41,800
			668,432
Diversified Financial Services - 2.9%
Altice France Holding SA 10.5% 5/15/27 (d)		130,000	143,000
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		30,000	30,375
Dovalue SpA 3.375% 7/31/26 (Reg. S)	EUR	225,000	267,909
FLY Leasing Ltd. 5.25% 10/15/24		35,000	35,219
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	207,663
6.85% 7/2/24 (Reg. S)		200,000	209,500
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	123,068
HCRX Investments Holdco LP 4.5% 8/1/29 (d)		35,000	35,700
Hightower Holding LLC 6.75% 4/15/29 (d)		25,000	25,375
HTA Group Ltd. 7% 12/18/25 (d)		200,000	212,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		65,000	65,813
4.75% 9/15/24		90,000	93,800
5.25% 5/15/27		260,000	272,675
6.25% 5/15/26		260,000	273,208
6.375% 12/15/25		495,000	509,231
Intertrust Group BV 3.375% 11/15/25 (Reg. S)	EUR	100,000	121,122
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	100,000	118,328
OneMain Finance Corp.:
4% 9/15/30		65,000	64,675
6.875% 3/15/25		75,000	85,074
8.875% 6/1/25		75,000	82,499
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	21,031
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		200,000	205,000
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	119,048
3.875% 7/15/26 (Reg. S)	EUR	125,000	152,231
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (c)(e)		200,000	20,100
			3,494,044
Diversified Media - 0.3%
Allen Media LLC 10.5% 2/15/28 (d)		155,000	154,613
Lamar Media Corp. 4.875% 1/15/29		45,000	47,588
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	96,237
ViacomCBS, Inc. 6.25% 2/28/57 (g)		90,000	103,047
			401,485
Electric Utilities No Longer Use - 0.2%
Guara Norte SARL 5.198% 6/15/34 (d)		196,458	202,293
Energy - 12.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	144,200
5.75% 1/15/28 (d)		60,000	62,700
Antero Resources Corp. 7.625% 2/1/29 (d)		55,000	60,277
Apache Corp.:
4.625% 11/15/25		55,000	59,125
4.875% 11/15/27		135,000	145,099
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	71,416
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		200,000	207,500
California Resources Corp. 7.125% 2/1/26 (d)		95,000	97,144
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	158,134
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	92,935
Cheniere Energy, Inc. 4.625% 10/15/28		180,000	189,752
Chesapeake Energy Corp.:
5.5% 2/1/26 (d)		70,000	72,975
5.875% 2/1/29 (d)		55,000	58,438
Citgo Holding, Inc. 9.25% 8/1/24 (d)		185,000	184,509
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		70,000	71,400
7% 6/15/25 (d)		130,000	133,455
CNX Resources Corp. 6% 1/15/29 (d)		25,000	26,507
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		40,000	41,500
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		50,000	50,303
6.75% 3/1/29 (d)		90,000	94,037
7.5% 5/15/25 (d)		72,000	74,520
Continental Resources, Inc.:
4.5% 4/15/23		3,000	3,120
5.75% 1/15/31 (d)		70,000	84,371
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		285,000	296,400
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		25,000	26,095
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	136,150
5.75% 2/15/28 (d)		140,000	135,779
DCP Midstream Operating LP:
5.375% 7/15/25		135,000	149,175
5.85% 5/21/43 (d)(g)		60,000	55,500
8.125% 8/16/30		5,000	6,663
Delek Logistics Partners LP 7.125% 6/1/28 (d)		45,000	46,783
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		110,000	112,613
DT Midstream, Inc.:
4.125% 6/15/29 (d)		75,000	76,920
4.375% 6/15/31 (d)		75,000	77,813
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		125,000	130,753
6.625% 7/15/25 (d)		55,000	58,163
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (d)		40,000	40,697
4.875% 3/30/26 (Reg. S) (d)		40,000	40,888
Energo-Pro A/S 4% 12/7/22 (Reg. S)	EUR	100,000	117,683
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		200,000	199,250
EnLink Midstream LLC 5.625% 1/15/28 (d)		25,000	26,455
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	78,575
EQT Corp.:
3.125% 5/15/26 (d)		50,000	51,435
3.625% 5/15/31 (d)		50,000	52,960
5% 1/15/29		55,000	62,189
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27		65,000	67,018
GeoPark Ltd.:
5.5% 1/17/27 (d)		200,000	202,400
6.5% 9/21/24 (d)		200,000	205,475
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	57,888
Harvest Midstream I LP 7.5% 9/1/28 (d)		135,000	144,353
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		80,000	83,800
5.625% 2/15/26 (d)		100,000	104,000
Indigo Natural Resources LLC 5.375% 2/1/29 (d)		115,000	119,888
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		200,000	199,225
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		200,000	216,600
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	61,750
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		285,000	280,814
Leeward Renewable Energy LLC 4.25% 7/1/29 (d)		170,000	173,400
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		150,000	163,166
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		420,000	436,674
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	212,538
MEG Energy Corp.:
5.875% 2/1/29 (d)		110,000	113,575
7.125% 2/1/27 (d)		140,000	146,898
Murphy Oil Corp. 5.875% 12/1/27		40,000	41,400
Nabors Industries, Inc. 5.75% 2/1/25		105,000	89,246
New Fortress Energy, Inc. 6.75% 9/15/25 (d)		55,000	56,101
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		190,000	195,225
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)		90,000	94,262
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		400,000	110,125
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	38,500
5.55% 3/15/26		65,000	71,148
5.875% 9/1/25		40,000	44,346
6.125% 1/1/31		140,000	165,389
6.375% 9/1/28		345,000	401,925
6.6% 3/15/46		55,000	67,659
6.625% 9/1/30		195,000	237,900
6.95% 7/1/24		65,000	72,475
7.5% 5/1/31		230,000	292,100
8.875% 7/15/30		145,000	195,640
Oleoducto Central SA 4% 7/14/27 (d)		200,000	205,770
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	200,063
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(d)(e)(g)		9,642	386
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	83,552
7.25% 6/15/25		70,000	42,000
9.25% 5/15/25 (d)		145,000	133,038
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	125,938
Petrobras Global Finance BV 5.6% 1/3/31		65,000	72,264
Petroleos Mexicanos:
4.25% 1/15/25		185,000	189,082
4.875% 1/24/22		85,000	86,318
6.49% 1/23/27		175,000	185,229
7.69% 1/23/50		75,000	72,619
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		200,000	205,770
Rattler Midstream LP 5.625% 7/15/25 (d)		50,000	52,114
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		30,000	31,275
Rio Oil Finance Trust 9.25% 7/6/24 (d)		49,240	54,558
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		200,000	202,063
3.5% 4/16/29 (d)		200,000	218,610
Sibur Securities DAC 2.95% 7/8/25 (d)		200,000	204,313
SM Energy Co.:
5% 1/15/24		65,000	64,537
6.5% 7/15/28		25,000	24,896
6.625% 1/15/27		65,000	64,838
6.75% 9/15/26		25,000	24,809
Southwestern Energy Co. 8.375% 9/15/28		60,000	66,912
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	51,125
5.5% 2/15/26		75,000	77,156
6% 4/15/27		175,000	182,656
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		45,000	46,208
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		55,000	57,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (d)		55,000	59,469
5.5% 3/1/30		70,000	77,081
5.875% 4/15/26		70,000	73,238
6.5% 7/15/27		40,000	43,450
6.875% 1/15/29		70,000	78,617
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		200,000	204,300
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		185,000	195,499
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		78,113	73,621
Transocean, Inc. 11.5% 1/30/27 (d)		76,000	75,620
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		70,000	65,748
Tullow Oil PLC:
7% 3/1/25 (d)		200,000	173,063
10.25% 5/15/26 (d)		415,000	431,289
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	36,658
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		63,329	3,166
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		70,000	71,488
4.125% 8/15/31 (d)		70,000	72,482
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		60,000	62,550
Viper Energy Partners LP 5.375% 11/1/27 (d)		30,000	31,431
YPF SA 8.5% 3/23/25 (d)		371,000	336,056
			14,515,934
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	81,700
Environmental - 0.7%
GFL Environmental, Inc. 4% 8/1/28 (d)		300,000	296,471
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		300,000	297,810
Madison IAQ LLC:
4.125% 6/30/28 (d)		55,000	55,081
5.875% 6/30/29 (d)		85,000	85,910
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	135,029
Stericycle, Inc. 3.875% 1/15/29 (d)		35,000	35,481
			905,782
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		35,000	35,350
4.625% 1/15/27 (d)		130,000	137,540
4.875% 2/15/30 (d)		175,000	189,438
Camposol SA 6% 2/3/27 (d)		200,000	205,500
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	34,781
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		25,000	24,938
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	105,125
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	125,757
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(g)		33,712	32,701
			891,130
Food/Beverage/Tobacco - 2.9%
Adecoagro SA 6% 9/21/27 (d)		150,000	158,325
C&S Group Enterprises LLC 5% 12/15/28 (d)		40,000	39,700
Central American Bottling Corp. 5.75% 1/31/27 (d)		200,000	207,850
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	31,209
7.5% 4/15/25 (d)		15,000	15,633
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		80,000	90,800
JBS Finance Luxembourg SARL 3.625% 1/15/32 (d)		200,000	200,750
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)		300,000	316,200
7% 1/15/26 (d)		400,000	423,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		185,000	202,577
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		120,000	133,950
6.5% 4/15/29 (d)		80,000	89,800
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		54,000	58,658
Kraft Heinz Foods Co.:
2.25% 5/25/28 (Reg. S)	EUR	100,000	130,409
4.375% 6/1/46		15,000	17,284
4.875% 10/1/49		85,000	105,918
5.5% 6/1/50		25,000	33,454
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (d)		45,000	46,431
MARB BondCo PLC 3.95% 1/29/31 (d)		200,000	193,400
MHP SA 7.75% 5/10/24 (d)		100,000	107,644
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		40,000	40,650
5.5% 10/15/27 (d)		100,000	104,167
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		80,000	85,062
Post Holdings, Inc.:
4.5% 9/15/31 (d)		40,000	40,480
4.625% 4/15/30 (d)		195,000	198,656
5.625% 1/15/28 (d)		210,000	221,025
Simmons Foods, Inc. 4.625% 3/1/29 (d)		40,000	40,384
TreeHouse Foods, Inc. 4% 9/1/28		20,000	20,025
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		30,000	30,038
U.S. Foods, Inc. 4.75% 2/15/29 (d)		80,000	81,600
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	43,100
			3,508,679
Gaming - 3.2%
Affinity Gaming LLC 6.875% 12/15/27 (d)		20,000	21,206
Bally's Corp. 6.75% 6/1/27 (d)		75,000	81,000
Boyd Gaming Corp. 4.75% 6/15/31 (d)		70,000	72,422
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		110,000	116,050
8.125% 7/1/27 (d)		275,000	302,412
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		300,000	302,447
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		200,000	200,306
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	107,284
5.375% 4/15/26		30,000	34,721
Golden Nugget, Inc. 6.75% 10/15/24 (d)		130,000	130,325
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	119,979
MCE Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	206,250
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	201,500
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	371,000
5.75% 2/1/27		70,000	78,225
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	202,350
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		70,000	75,425
Penn National Gaming, Inc. 4.125% 7/1/29 (d)		170,000	167,612
Station Casinos LLC 5% 10/1/25 (d)		81,000	81,911
Studio City Finance Ltd.:
6.5% 1/15/28 (d)		110,000	115,775
6.5% 1/15/28 (Reg. S)		200,000	210,500
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		200,000	200,975
5.125% 12/15/29 (Reg. S)		250,000	252,500
5.5% 1/15/26 (d)		200,000	206,250
			3,858,425
Healthcare - 5.9%
AHP Health Partners, Inc. 5.75% 7/15/29 (d)		80,000	80,900
Avantor Funding, Inc. 4.625% 7/15/28 (d)		175,000	184,188
Bausch Health Companies, Inc. 5.5% 11/1/25 (d)		260,000	265,525
Bayer AG 3.125% 11/12/79 (Reg. S) (g)	EUR	100,000	124,200
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	20,925
Centene Corp.:
3% 10/15/30		55,000	57,153
3.375% 2/15/30		60,000	62,597
4.25% 12/15/27		70,000	73,850
4.625% 12/15/29		105,000	115,075
5.375% 6/1/26 (d)		245,000	255,217
5.375% 8/15/26 (d)		55,000	57,272
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		20,000	20,525
4% 3/15/31 (d)		55,000	57,866
4.25% 5/1/28 (d)		120,000	125,250
Chrome Bidco SASU 3.5% 5/31/28 (Reg. S)	EUR	175,000	211,507
Chrome HoldCo 5% 5/31/29 (Reg. S)	EUR	100,000	121,591
Cidron Aida Finco SARL 5% 4/1/28 (Reg. S)	EUR	258,000	308,348
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		75,000	76,125
5.625% 3/15/27 (d)		55,000	58,231
6% 1/15/29 (d)		55,000	58,506
6.125% 4/1/30 (d)		110,000	111,433
6.875% 4/15/29 (d)		75,000	78,938
8% 3/15/26 (d)		390,000	418,127
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		85,000	87,190
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	58,186
4.625% 6/1/30 (d)		160,000	165,400
Encompass Health Corp. 5.75% 9/15/25		15,000	15,394
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	125,748
Grifols SA 2.25% 11/15/27 (Reg. S)	EUR	100,000	120,771
HCA Holdings, Inc.:
5.375% 9/1/26		85,000	98,813
5.875% 2/15/26		85,000	98,813
5.875% 2/1/29		45,000	55,013
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	55,551
IQVIA, Inc. 5% 10/15/26 (d)		120,000	123,300
Jazz Securities DAC 4.375% 1/15/29 (d)		55,000	57,325
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		50,000	52,938
4.375% 6/15/28 (d)		40,000	41,850
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	177,692
4.125% 4/30/28 (d)		80,000	82,033
5.125% 4/30/31 (d)		80,000	82,400
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)		18,000	19,616
7.375% 6/1/25 (d)		25,000	26,750
Radiology Partners, Inc. 9.25% 2/1/28 (d)		220,000	237,050
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		50,000	51,125
Sabra Health Care LP 3.9% 10/15/29		72,000	76,939
Service Corp. International 3.375% 8/15/30		300,000	299,220
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		30,000	30,525
10% 4/15/27 (d)		115,000	125,350
Teleflex, Inc. 4.625% 11/15/27		30,000	31,641
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		250,000	255,000
4.625% 7/15/24		80,000	81,000
6.125% 10/1/28 (d)		240,000	255,600
6.25% 2/1/27 (d)		195,000	203,044
6.75% 6/15/23		300,000	325,500
6.875% 11/15/31		10,000	11,450
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		75,000	71,970
4.1% 10/1/46		200,000	176,500
6% 1/31/25	EUR	100,000	129,284
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		40,000	43,434
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)		230,000	248,975
Vizient, Inc. 6.25% 5/15/27 (d)		15,000	15,694
			7,157,433
Homebuilders/Real Estate - 5.1%
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	122,095
Arcosa, Inc. 4.375% 4/15/29 (d)		40,000	40,900
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)(f)		40,000	40,111
6.625% 1/15/28 (d)		5,000	5,338
9.875% 4/1/27 (d)		44,000	48,950
China Aoyuan Group Ltd.:
5.88% 3/1/27 (Reg. S)		200,000	157,288
6.2% 3/24/26 (Reg. S)		200,000	162,225
China Evergrande Group:
8.25% 3/23/22 (Reg. S)		200,000	111,000
8.75% 6/28/25 (Reg. S)		200,000	82,500
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	201,225
7.375% 4/9/24 (Reg. S)		200,000	199,975
CIFI Holdings Group Co. Ltd. 4.375% 4/12/27 (Reg. S)		200,000	185,500
Easy Tactic Ltd. 11.625% 9/3/24 (Reg. S)		200,000	144,000
Jinke Properties Group Co. Ltd. 6.85% 5/28/24 (Reg. S)		200,000	170,500
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	178,500
11.5% 1/30/23 (Reg. S)		200,000	171,600
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	56,444
5% 3/1/31		55,000	56,375
KWG Property Holding Ltd. 5.2% 9/21/22 (Reg. S)		200,000	198,484
Modernland Overseas Pte Ltd. 6.95% 4/13/24 (e)		200,000	91,100
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		300,000	317,562
5.25% 8/1/26		100,000	102,511
New Home Co., Inc. 7.25% 10/15/25 (d)		35,000	37,239
New Metro Global Ltd.:
4.8% 12/15/24 (Reg. S)		200,000	192,850
6.8% 8/5/23 (Reg. S)		200,000	203,288
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		30,000	31,463
7.625% 6/15/25 (d)		25,000	26,938
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	218,423
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	188,500
Ronshine China Holdings Ltd. 7.1% 1/25/25 (Reg. S)		200,000	171,288
Scenery Journey Ltd. 11.5% 10/24/22 (Reg. S)		200,000	77,000
Service Properties Trust 7.5% 9/15/25		95,000	107,113
Shimao Property Holdings Ltd. 5.6% 7/15/26 (Reg. S)		200,000	204,025
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	79,125
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S)		200,000	193,000
7.5% 2/1/24 (Reg. S)		200,000	192,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	90,100
5.875% 6/15/27 (d)		55,000	62,068
Times China Holdings Ltd.:
6.6% 3/2/23 (Reg. S)		200,000	199,663
6.75% 7/8/25 (Reg. S)		200,000	190,975
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	16,613
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		55,000	55,165
6.5% 2/15/29 (d)		85,000	86,153
VICI Properties, Inc.:
3.75% 2/15/27 (d)		205,000	210,894
4.125% 8/15/30 (d)		70,000	73,622
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	25,854
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S)		220,000	204,916
10% 2/12/23 (Reg. S)		200,000	198,538
			6,181,596
Hotels - 0.5%
Deuce FinCo PLC 3 month EURIBOR + 4.750% 4.203% 6/15/27 (Reg. S) (g)(h)	EUR	195,000	228,427
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		40,000	39,900
3.75% 5/1/29 (d)		35,000	35,377
4% 5/1/31 (d)		35,000	35,823
4.875% 1/15/30		120,000	128,711
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	41,401
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (d)		70,000	70,438
NCL Finance Ltd. 6.125% 3/15/28 (d)		25,000	25,250
			605,327
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		250,000	253,750
10.125% 8/1/26 (d)		35,000	39,200
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)		225,000	234,844
AmWINS Group, Inc. 4.875% 6/30/29 (d)		40,000	40,800
AssuredPartners, Inc. 5.625% 1/15/29 (d)		30,000	29,781
HUB International Ltd. 7% 5/1/26 (d)		190,000	196,688
MGIC Investment Corp. 5.25% 8/15/28		40,000	42,523
USI, Inc. 6.875% 5/1/25 (d)		275,000	280,156
			1,117,742
Leisure - 1.1%
Carnival Corp.:
4% 8/1/28 (d)		150,000	149,625
5.75% 3/1/27 (d)		135,000	136,603
9.875% 8/1/27 (d)		210,000	240,440
10.5% 2/1/26 (d)		75,000	85,874
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		100,000	98,500
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		20,000	20,150
10.25% 2/1/26 (d)		115,000	131,388
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		130,000	126,893
9.125% 6/15/23 (d)		85,000	92,449
11.5% 6/1/25 (d)		50,000	57,375
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		46,000	49,680
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	37,175
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	58,000
			1,284,152
Metals/Mining - 2.9%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	316,872
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		70,000	73,588
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(e)		210,000	0
Alrosa Finance SA 3.1% 6/25/27 (d)		200,000	205,063
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	191,500
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		40,000	42,450
4.875% 3/1/31 (d)		40,000	43,200
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		200,000	203,800
6.875% 3/1/26 (d)		200,000	208,875
6.875% 10/15/27 (d)		185,000	200,494
7.25% 4/1/23 (d)		325,000	331,195
7.5% 4/1/25 (d)		130,000	134,834
FMG Resources (August 2006) Pty Ltd. 4.375% 4/1/31 (d)		40,000	43,549
Freeport-McMoRan, Inc.:
4.625% 8/1/30		55,000	60,431
5.4% 11/14/34		30,000	38,138
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	57,070
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	113,138
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	223,375
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		29,000	32,045
Novelis Corp. 3.875% 8/15/31 (d)(f)		115,000	116,294
Stillwater Mining Co. 6.125% 6/27/22 (d)		200,000	199,813
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		400,000	393,575
VM Holding SA 6.5% 1/18/28 (d)		200,000	219,850
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		100,000	95,938
			3,545,087
Paper - 0.3%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	36,838
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	93,204
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		40,000	40,882
Mercer International, Inc. 5.125% 2/1/29		55,000	56,031
Rayonier AM Products, Inc. 7.625% 1/15/26 (d)		45,000	46,238
SPA Holdings 3 OY 4.875% 2/4/28 (d)		45,000	45,243
			318,436
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	209,750
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		160,000	159,574
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		170,000	164,894
CEC Entertainment LLC 6.75% 5/1/26 (d)		60,000	60,012
Elior SA 3.75% 7/15/26 (Reg. S)	EUR	100,000	123,579
Golden Nugget, Inc. 8.75% 10/1/25 (d)		60,000	63,220
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	75,163
7.75% 4/1/25 (d)		20,000	21,625
			668,067
Services - 2.4%
ADT Corp. 4.125% 8/1/29 (d)		65,000	65,387
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		75,000	76,969
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		30,000	30,038
APCOA Parking Holdings GmbH 4.625% 1/15/27 (Reg. S)	EUR	100,000	119,366
APX Group, Inc. 7.625% 9/1/23		75,000	76,718
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	166,980
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		57,000	57,214
4.625% 6/1/28 (d)		38,000	38,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		40,000	41,600
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		55,000	56,100
4% 7/1/29 (d)		30,000	30,810
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		440,000	447,476
CoreCivic, Inc. 8.25% 4/15/26		100,000	105,994
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	536,250
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		90,000	89,213
Hertz Corp.:
5.5% 10/15/24 (c)(d)(e)		65,000	0
6% 1/15/28 (c)(d)(e)		85,000	0
6.25% 10/15/22 (c)(e)		60,000	0
7.125% 8/1/26 (c)(d)(e)		85,000	0
IHS Markit Ltd.:
4% 3/1/26 (d)		35,000	38,938
4.75% 2/15/25 (d)		65,000	72,638
Intrum AB 4.875% 8/15/25 (Reg. S)	EUR	200,000	248,662
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		35,000	36,225
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	139,149
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	64,078
Service Corp. International 5.125% 6/1/29		35,000	37,800
Sotheby's 7.375% 10/15/27 (d)		80,000	85,452
The GEO Group, Inc.:
5.125% 4/1/23		50,000	47,000
5.875% 10/15/24		15,000	13,350
6% 4/15/26		170,000	138,332
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		45,000	47,081
			2,906,820
Steel - 1.0%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		165,000	181,294
Commercial Metals Co. 3.875% 2/15/31		30,000	30,225
CSN Resources SA 7.625% 4/17/26 (d)		200,000	212,750
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		150,000	159,750
JSW Steel Ltd. 5.375% 4/4/25 (Reg. S)		200,000	208,725
TMK Capital SA 4.3% 2/12/27 (Reg. S)		200,000	200,663
Usiminas International SARL 5.875% 7/18/26 (d)		200,000	214,975
			1,208,382
Super Retail - 0.9%
Academy Ltd. 6% 11/15/27 (d)		75,000	80,531
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (d)		35,000	35,131
7.125% 7/15/29 (d)		45,000	45,563
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	21,761
4.75% 3/1/30		20,000	21,175
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		110,000	126,775
Carvana Co.:
5.5% 4/15/27 (d)		80,000	82,800
5.875% 10/1/28 (d)		55,000	58,266
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	255,938
8.5% 10/30/25 (d)		50,000	52,375
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	205,330
LBM Acquisition LLC 6.25% 1/15/29 (d)		20,000	20,039
Party City Holdings, Inc. 8.75% 2/15/26 (d)		30,000	31,762
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		20,000	21,475
			1,058,921
Technology - 3.6%
Acuris Finance U.S. 5% 5/1/28 (d)		170,000	168,300
ams AG 6% 7/31/25 (Reg. S)	EUR	100,000	126,810
Arcelik A/S 5% 4/3/23 (d)		200,000	207,288
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		35,000	35,517
6.125% 12/1/28 (d)		10,000	10,323
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		160,000	168,200
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	60,123
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	156,375
CDK Global, Inc.:
4.875% 6/1/27		80,000	84,263
5.25% 5/15/29 (d)		35,000	38,063
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	83,078
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	70,963
Elastic NV 4.125% 7/15/29 (d)		40,000	40,152
Endurance Acquisition Merger Sub 6% 2/15/29 (d)		40,000	38,800
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	147,279
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		205,000	215,031
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		200,000	207,000
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	209,193
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		100,000	104,625
5% 12/15/27 (d)		100,000	105,057
5.625% 2/15/29 (d)		65,000	71,094
MercadoLibre, Inc. 3.125% 1/14/31		200,000	195,950
MicroStrategy, Inc. 6.125% 6/15/28 (d)		50,000	50,188
NCR Corp. 5.125% 4/15/29 (d)		45,000	46,838
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	33,750
ON Semiconductor Corp. 3.875% 9/1/28 (d)		70,000	72,919
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		95,000	98,088
Orano SA:
2.75% 3/8/28 (Reg. S)	EUR	100,000	123,684
3.375% 4/23/26 (Reg. S)	EUR	100,000	128,313
Qorvo, Inc. 4.375% 10/15/29		45,000	48,981
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		100,000	96,250
5.375% 12/1/28 (d)		30,000	30,541
Sensata Technologies BV 4% 4/15/29 (d)		65,000	66,706
SoftBank Group Corp.:
3.875% 7/6/32 (Reg. S)	EUR	250,000	289,308
4.625% 7/6/28 (Reg. S)		200,000	197,726
Square, Inc.:
2.75% 6/1/26 (d)		75,000	76,688
3.5% 6/1/31 (d)		75,000	77,932
Synaptics, Inc. 4% 6/15/29 (d)		30,000	30,416
TTM Technologies, Inc. 4% 3/1/29 (d)		60,000	60,375
Twilio, Inc.:
3.625% 3/15/29		45,000	46,070
3.875% 3/15/31		45,000	47,066
Uber Technologies, Inc. 7.5% 5/15/25 (d)		115,000	123,159
Unisys Corp. 6.875% 11/1/27 (d)		30,000	32,656
			4,321,138
Telecommunications - 6.1%
Altice France Holding SA 6% 2/15/28 (d)		75,000	73,969
Altice France SA:
5.125% 1/15/29 (d)		50,000	50,375
5.125% 7/15/29 (d)		120,000	120,889
5.5% 1/15/28 (d)		130,000	133,250
8.125% 2/1/27 (d)		245,000	265,276
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		340,000	359,890
7.5% 10/15/26 (d)		100,000	104,484
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	29,775
5.625% 9/15/28 (d)		20,000	20,350
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	124,522
Cogent Communications Group, Inc. 3.5% 5/1/26 (d)		50,000	51,500
Consolidated Communications, Inc. 5% 10/1/28 (d)		135,000	135,717
Crystal Almond SARL 4.25% 10/15/24 (Reg. S)	EUR	100,000	121,017
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	142,125
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		55,000	56,891
5.875% 10/15/27(d)		50,000	53,433
5.875% 11/1/29		14,771	15,103
6.75% 5/1/29 (d)		60,000	63,900
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	214,063
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		200,000	109,500
8.5% 10/15/24 (d)(e)		45,000	24,975
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		400,000	409,000
6.75% 10/15/27 (d)		100,000	106,699
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)		95,000	93,100
4.25% 7/1/28 (d)		75,000	76,359
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		200,000	206,563
Lumen Technologies, Inc.:
4% 2/15/27 (d)		115,000	118,163
5.125% 12/15/26 (d)		150,000	155,898
Millicom International Cellular SA 5.125% 1/15/28 (d)		225,000	234,605
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)		20,000	19,650
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	131,264
Sable International Finance Ltd. 5.75% 9/7/27 (d)		325,000	341,023
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	52,650
SBA Communications Corp. 3.875% 2/15/27		220,000	226,875
Sprint Capital Corp.:
6.875% 11/15/28		165,000	212,868
8.75% 3/15/32		530,000	816,929
Sprint Corp. 7.625% 3/1/26		70,000	85,504
T-Mobile U.S.A., Inc. 3.5% 4/15/31		45,000	47,196
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	125,109
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	209,250
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	246,349
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		45,000	38,138
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	220,225
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	214,313
VimpelCom Holdings BV 3.375% 11/25/27 (d)		200,000	201,638
Vodafone Group PLC 3% 8/27/80 (Reg. S) (g)	EUR	100,000	123,484
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		176,000	183,656
Windstream Escrow LLC 7.75% 8/15/28 (d)		80,000	81,600
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	114,425
6.125% 3/1/28 (d)		60,000	61,060
			7,424,597
Textiles/Apparel - 0.1%
Crocs, Inc. 4.25% 3/15/29 (d)		40,000	41,200
Victoria's Secret & Co. 4.625% 7/15/29 (d)		50,000	50,068
			91,268
Transportation Ex Air/Rail - 1.2%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	115,000	138,820
1.75% 6/26/26 (Reg. S)	EUR	100,000	123,057
1.875% 9/26/29 (Reg. S)	EUR	100,000	123,133
2% 12/4/28 (Reg. S)	EUR	100,000	124,395
2% 1/15/30 (Reg. S)	EUR	100,000	123,786
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (d)		135,000	148,724
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		40,000	41,200
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)		235,000	192,700
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		90,000	77,680
11.25% 8/15/22 (d)		90,000	90,675
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	120,313
Seaspan Corp. 5.5% 8/1/29 (d)		110,000	109,693
Teekay Corp. 9.25% 11/15/22 (d)		60,000	62,025
			1,476,201
Utilities - 4.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	42,400
DCP Midstream Operating LP:
5.125% 5/15/29		105,000	116,981
5.625% 7/15/27		45,000	51,188
DPL, Inc.:
4.125% 7/1/25		180,000	192,996
4.35% 4/15/29		215,000	235,674
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (g)	EUR	100,000	129,471
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		100,000	104,063
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	201,538
InterGen NV 7% 6/30/23 (d)		845,000	836,550
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		4,000	4,210
4.5% 9/15/27 (d)		35,000	37,713
NRG Energy, Inc.:
3.375% 2/15/29 (d)		25,000	24,875
3.625% 2/15/31 (d)		50,000	50,375
5.25% 6/15/29 (d)		60,000	64,350
5.75% 1/15/28		60,000	63,750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		166,712	178,375
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	9,156
3.95% 12/1/47		55,000	51,693
4.55% 7/1/30		415,000	442,872
4.95% 7/1/50		415,000	428,722
PG&E Corp.:
5% 7/1/28		375,000	365,156
5.25% 7/1/30		205,000	200,131
Pike Corp. 5.5% 9/1/28 (d)		45,000	45,916
Public Power Corp. of Greece 3.875% 3/30/26 (Reg. S)	EUR	142,000	175,350
ReNew Wind Energy AP2 / ReNew Power Private Ltd. 4.5% 7/14/28 (Reg. S)		200,000	201,750
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		70,000	73,322
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		177,340	200,926
Teollisuuden Voima Oyj:
1.375% 6/23/28 (Reg. S)	EUR	198,000	237,167
2.125% 2/4/25 (Reg. S)	EUR	100,000	124,248
TerraForm Global, Inc. 6.125% 3/1/26 (d)		160,000	164,400
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		150,000	153,938
4.75% 1/15/30 (d)		75,000	78,938
5% 1/31/28 (d)		50,000	54,000
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		105,000	107,625
5.5% 9/1/26 (d)		45,000	46,350
5.625% 2/15/27 (d)		60,000	62,250
			5,558,419

TOTAL NONCONVERTIBLE BONDS			96,019,551

TOTAL CORPORATE BONDS
(Cost $94,548,912)			97,100,844

Government Obligations - 0.5%
Germany - 0.2%
German Federal Republic 0% 9/10/21 (Reg. S)	EUR	200,000	237,380
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S)		200,000	123,038
7.55% 3/28/30 (Reg. S)		200,000	122,600
7.85% 3/14/29(Reg. S)		200,000	122,788

TOTAL SRI LANKA			368,426

TOTAL GOVERNMENT OBLIGATIONS
(Cost $832,126)			605,806
		Shares	Value

Common Stocks - 3.4%
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(i)		3,510	36,925
Energy - 2.0%
California Resources Corp. (i)		11,829	332,513
California Resources Corp. warrants 10/27/24 (i)		530	2,878
Chesapeake Energy Corp.		7,994	432,076
Chesapeake Energy Corp. (b)		85	4,594
Denbury, Inc. (i)		6,960	457,342
Denbury, Inc. warrants 9/18/25 (i)		1,038	34,493
EP Energy Corp. (c)		7,975	715,756
Jonah Energy Parent LLC (c)		3,631	166,844
Mesquite Energy, Inc. (c)(i)		3,543	126,035
Noble Corp. (i)		146	3,212
Noble Corp.:
warrants 2/5/28 (i)		600	3,612
warrants 2/5/28 (i)		600	2,250
Pacific Drilling SA (c)(i)		19,106	0
Superior Energy Services, Inc. Class A (c)		609	15,591
Tidewater, Inc.:
warrants 11/14/42 (i)		5,448	67,797
warrants 11/14/42 (i)		1,897	23,607
Valaris Ltd. (i)		976	26,450

TOTAL ENERGY			2,415,050

Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		125,816	332,154
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(c)(i)		7,744	145,123
Tops Markets Corp. (c)(i)		165	58,007

TOTAL FOOD & DRUG RETAIL			203,130

Gaming - 0.2%
Boyd Gaming Corp. (i)		4,800	273,600
Healthcare - 0.1%
HCA Holdings, Inc.		400	99,280
Services - 0.2%
United Rentals, Inc. (i)		700	230,685
Telecommunications - 0.1%
Frontier Communications Parent, Inc. (i)		4,814	143,987
Utilities - 0.3%
NRG Energy, Inc.		3,200	131,968
Vistra Corp.		9,795	187,574

TOTAL UTILITIES			319,542

TOTAL COMMON STOCKS
(Cost $4,424,177)			4,054,353

Convertible Preferred Stocks - 0.1%
Utilities - 0.1%
PG&E Corp.
(Cost $152,083)		1,400	126,210
		Principal Amount(a)	Value

Bank Loan Obligations - 2.2%
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.342% 12/9/25 (g)(h)(j)		77,034	75,617
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6473% 2/1/27 (g)(h)(j)		28,777	28,263
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (g)(h)(j)		226,118	225,365
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (g)(h)(j)		170,000	161,925
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8353% 10/1/25 (g)(h)(j)		35,925	35,438

TOTAL CHEMICALS			197,363

Consumer Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (g)(h)(j)		15,000	14,953
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (g)(h)(j)		25,000	25,000

TOTAL CONSUMER PRODUCTS			39,953

Diversified Financial Services - 0.0%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (g)(h)(j)		14,540	14,340
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3761% 3/1/25 (g)(h)(j)		15,411	15,276
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(g)(h)(j)		37,014	37,014

TOTAL DIVERSIFIED FINANCIAL SERVICES			66,630

Energy - 0.3%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (g)(h)(j)		47,999	47,399
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (g)(h)(j)		9,825	9,673
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (g)(h)(j)		138,121	138,259
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (g)(h)(j)		267,300	203,704
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(j)		65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(j)		28,000	0

TOTAL ENERGY			399,035

Food & Drug Retail - 0.0%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(g)(h)(j)		45,634	46,547
Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (g)(h)(j)		329,138	329,197
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.250% 6.8973% 5/29/26 (g)(h)(j)		36,995	31,507
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (g)(h)(j)		42,320	42,984

TOTAL HOTELS			74,491

Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/10/25 (g)(h)(j)		4,801	4,735
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/9/25 (g)(h)(j)		63,700	62,824
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(h)(j)		59,874	59,784

TOTAL INSURANCE			127,343

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 7/31/24 (g)(h)(j)		4,825	4,765
Services - 0.3%
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (g)(h)(j)		220,000	221,074
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (g)(h)(j)		95,000	92,506
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.592% 1/23/27 (g)(h)(j)		14,850	14,734
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (g)(h)(j)		39,900	39,850

TOTAL SERVICES			368,164

Super Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (g)(h)(j)		159,200	159,280
Technology - 0.2%
Endure Digital, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.25% 1/29/28 (g)(h)(j)		68,531	67,182
3 month U.S. LIBOR + 3.500% 4.25% 1/29/28 (g)(h)(j)		16,469	16,144
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (g)(h)(j)		19,650	19,629
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (g)(h)(j)		10,000	10,146
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(h)(j)		74,438	74,353
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 2/28/27 (g)(h)(j)		14,813	14,664

TOTAL TECHNOLOGY			202,118

Telecommunications - 0.3%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8136% 1/31/26 (g)(h)(j)		375,858	370,806
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,831,719)			2,714,937

Preferred Securities - 6.1%
Automotive & Auto Parts - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (g)(k)	EUR	100,000	133,898
Banks & Thrifts - 3.4%
AIB Group PLC 5.25% (Reg. S) (g)(k)	EUR	200,000	256,230
Alfa Bond Issuance PLC 8% (Reg. S) (g)(k)		200,000	203,788
Banco BPM SpA 6.5% (Reg. S) (g)(k)	EUR	200,000	258,589
Banco Mercantil del Norte SA 6.875% (d)(g)(k)		200,000	206,538
Bangkok Bank Ltd. PCL 5% (Reg. S) (g)(k)		200,000	210,230
Bank of America Corp.:
4.3% (g)(k)		160,000	164,992
5.875% (g)(k)		275,000	315,906
Bank of Communications Co. Ltd. 3.8% (Reg. S) (g)(k)		200,000	208,163
Citigroup, Inc.:
4% (g)(k)		140,000	144,662
4.7% (g)(k)		90,000	93,213
5% (g)(k)		180,000	189,297
5.35% (g)(k)		550,000	569,250
5.95% (g)(k)		305,000	320,515
Emirates NBD Bank PJSC 6.125% (Reg. S) (g)(k)		200,000	213,813
Itau Unibanco Holding SA 6.125% (d)(g)(k)		375,000	378,319
JPMorgan Chase & Co. 4.6% (g)(k)		135,000	139,725
UniCredit SpA 9.25% (Reg. S) (g)(k)	EUR	200,000	252,968

TOTAL BANKS & THRIFTS			4,126,198

Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (d)(g)(k)		200,000	208,462
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (k)		285,000	292,125
Diversified Financial Services - 0.4%
CAS Capital No 1 Ltd. 4% (Reg. S) (g)(k)		200,000	202,200
LeasePlan Corp. NV 7.375% (Reg. S) (g)(k)	EUR	200,000	265,459

TOTAL DIVERSIFIED FINANCIAL SERVICES			467,659

Energy - 0.1%
Wintershall Dea Finance 2 BV 3% (Reg. S) (g)(k)	EUR	100,000	117,724
Homebuilders/Real Estate - 0.4%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (g)(k)		200,000	201,600
RKI Overseas Finance 2017 (A) 7% (Reg. S) (k)		200,000	179,038
Yuzhou Properties Co. 5.375% (Reg. S) (g)(k)		200,000	148,250

TOTAL HOMEBUILDERS/REAL ESTATE			528,888

Technology - 0.3%
Network i2i Ltd.:
3.975% (Reg. S) (g)(k)		200,000	197,975
5.65% (Reg. S) (g)(k)		200,000	210,163

TOTAL TECHNOLOGY			408,138

Telecommunications - 0.3%
Telefonica Europe BV:
2.376% (Reg. S) (g)(k)	EUR	100,000	116,917
3.875% (Reg. S) (g)(k)	EUR	200,000	258,026

TOTAL TELECOMMUNICATIONS			374,943

Utilities - 0.6%
EDF SA:
2.625% (Reg. S) (g)(k)	EUR	200,000	242,621
3.375% (g)(k)	EUR	200,000	252,410
5.375% 12/31/99 (g)	EUR	100,000	133,584
Veolia Environnement SA 2.5% (Reg. S) (g)(k)	EUR	100,000	121,134

TOTAL UTILITIES			749,749

TOTAL PREFERRED SECURITIES
(Cost $7,169,436)			7,407,784
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund 0.06% (l)
(Cost $8,356,752)		8,355,174	8,356,845
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $118,315,205)			120,366,779
NET OTHER ASSETS (LIABILITIES) - 0.6%			720,510
NET ASSETS - 100%			$121,087,289

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $724,149 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,200,732 or 48.1% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$805
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 7/15/21	$44,270
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	$25,587
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$623,271
Southeastern Grocers, Inc.	6/1/18	$54,475

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$941
Total	$941

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,212,366	$19,513,319	$20,368,840	$--	$--	$8,356,845	0.0%
Total	$9,212,366	$19,513,319	$20,368,840	$--	$--	$8,356,845

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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